Aberdeen Tax-Free Income Fund
Aberdeen Tax-Free Income Fund
ABERDEEN FUNDS Aberdeen Tax-Free Income Fund Supplement dated September 14, 2017 to the Prospectus dated February 28, 2017, as supplemented to date (the “Prospectus”)

Effective immediately, the following replaces the second paragraph in the section entitled “Summary – Aberdeen Tax-Free Income Fund – Performance” in the Prospectus beginning on page 91:

The table compares the Fund’s average annual total returns to the returns of the BofA Merrill Lynch 1-22 Year U.S. Municipal Securities Index, a broad-based securities index. Effective September 14, 2017, the BofA Merrill Lynch 1-22 Year U.S. Municipal Securities Index replaced the Bloomberg Barclays Municipal Bond Index as the Fund’s primary benchmark. The Adviser believes that the BofA Merrill Lynch 1-22 Year U.S. Municipal Securities Index is a more meaningful comparison index given the duration of the Fund’s holdings. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Average Annual Total Returns as of December 31, 2016

Effective immediately, the following replaces the table in the section entitled “Summary – Aberdeen Tax-Free Income Fund – Performance – Average Annual Total Returns as of December 31, 2016” in the Prospectus beginning on page 92:

Average Annual Returns - Aberdeen Tax-Free Income Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(4.49%)	1.42%	2.87%
Class C	(2.05%)	1.53%	2.56%
Class T	(2.75%)	1.79%	3.05%
Class R	(0.50%)	2.16%	3.39%
Institutional Class	0.01%	2.55%	3.59%
Institutional Service Class	0.01%	2.55%	3.59%
After Taxes on Distributions | Class A	(4.49%)	1.29%	2.64%
After Taxes on Distributions and Sale of Fund Shares | Class A	(1.31%)	1.80%	2.85%
BofA Merrill Lynch 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)	0.24%	2.92%	4.23%
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	0.25%	3.28%	4.25%

This supplement is dated September 14, 2017. Please retain this supplement for future reference.